Note 6 - Leases - Supplemental Balance Sheet Information Related to Operating Leases (Details) - AUD ($)	Dec. 31, 2023	Dec. 31, 2022
Non-current	$ 2,662,885	$ 4,422,303
Current	825,475	755,125
Lease liability – operating leases	$ 3,179,294	$ 3,943,517
Weighted average remaining lease terms (in years) (Year)	6 years 3 months 18 days	6 years 10 months 24 days
Weighted average discount rate	4.80%	4.80%